DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 99.89%	Shares	Fair Value

Communication Services — 1.13%
John Wiley & Sons, Inc., Class A	39,488	$1,540,032

Consumer Discretionary — 13.78%
American Eagle Outfitters, Inc.	74,994	817,435
Callaway Golf Company	67,331	1,178,966
Carter's, Inc.(a)	7,978	643,825
Cooper Tire & Rubber Company	102,821	2,838,888
Dana, Inc.(a)	263,230	3,208,773
Hooker Furniture Corporation	73,294	1,425,568
Johnson Outdoors, Inc., Class A	13,337	1,213,934
Malibu Boats, Inc., Class A(a)	27,690	1,438,495
Penske Automotive Group, Inc.	73,254	2,835,662
TRI Pointe Group, Inc.(a)	212,670	3,124,123
		18,725,669
Consumer Staples — 2.63%
Hostess Brands, Inc.(a)	80,152	979,458
Sanderson Farms, Inc.	8,405	974,055
TreeHouse Foods, Inc.(a)	14,095	617,361
Weis Markets, Inc.	20,090	1,006,911
		3,577,785
Energy — 7.41%
Brigham Minerals, Inc.	159,337	1,967,813
Cactus, Inc., Class A	129,971	2,681,302
CNX Resources Corporation(a)	99,702	862,422
DHT Holdings, Inc.	340,110	1,744,764
Diamond S Shipping, Inc.(a)	191,967	1,533,816
Magnolia Oil & Gas Corporation(a)	210,357	1,274,763
		10,064,880
Financials — 29.18%
American Equity Investment Life Holding Company	137,595	3,399,972
American National Insurance Company	35,998	2,594,376
Associated Banc-Corp	212,202	2,902,922
Bryn Mawr Bank Corporation	72,279	1,999,237
Capitol Federal Financial, Inc.	105,690	1,163,647
Cathay General Bancorp	99,316	2,612,010
Diamond Hill Investment Group, Inc.	18,978	2,157,229
F.N.B. Corporation	341,327	2,559,953
First Financial Bancorp	148,031	2,056,151
Houlihan Lokey, Inc.	22,846	1,271,151
Northwest Bancshares, Inc.	98,034	1,002,398
PJT Partners, Inc., Class A	39,609	2,033,526
Safety Insurance Group, Inc.	24,216	1,846,712
Stewart Information Services Corporation	86,672	2,817,707
StoneX Group, Inc.(a)	53,308	2,931,941
UMB Financial Corporation	46,781	2,411,561
Waterstone Financial, Inc.	96,624	1,432,933
Wintrust Financial Corporation	56,161	2,449,743
		39,643,169

See accompanying notes which are an integral part of this schedule of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2020 (Unaudited)

COMMON STOCKS — 99.89% - continued	Shares	Fair Value
Health Care — 2.34%
Magellan Health, Inc.(a)	20,671	$1,508,570
National HealthCare Corporation	26,312	1,669,233
		3,177,803
Industrials — 22.91%
Altra Industrial Motion Corporation	53,824	1,714,833
Apogee Enterprises, Inc.	76,832	1,770,209
Argan, Inc.	70,823	3,355,594
Blue Bird Corporation(a)	114,434	1,715,366
Heartland Express, Inc.	75,309	1,567,933
Herman Miller, Inc.(a)	141,858	3,349,268
JELD-WEN Holding, Inc.(a)	125,893	2,028,137
Knoll, Inc.	109,771	1,338,108
Korn Ferry	22,097	679,041
MYR Group, Inc.(a)	85,277	2,721,189
Regal Beloit Corporation	32,775	2,861,913
Terex Corporation	44,404	833,463
Timken Company (The)	61,069	2,778,028
Valmont Industries, Inc.	13,015	1,478,764
WESCO International, Inc.(a)	83,553	2,933,546
		31,125,392
Information Technology — 11.01%
Cabot Microelectronics Corporation	9,324	1,301,071
Insight Enterprises, Inc.(a)	54,880	2,700,096
InterDigital, Inc.	35,434	2,006,627
Littelfuse, Inc.	9,864	1,683,094
Methode Electronics, Inc.	89,198	2,788,330
Plexus Corporation(a)	37,650	2,656,584
Vishay Intertechnology, Inc.	119,027	1,817,542
		14,953,344
Materials — 6.86%
Avient Corporation	80,015	2,098,793
Commercial Metals Company	166,473	3,396,050
GCP Applied Technologies, Inc.(a)	34,677	644,299
Gold Resource Corporation	255,131	1,048,588
Valvoline, Inc.	109,921	2,124,773
		9,312,503
Real Estate — 2.64%
Apple Hospitality REIT, Inc.	183,320	1,770,871
Equity Commonwealth	56,290	1,812,538
		3,583,409
Total Common Stocks (Cost $121,726,494)		135,703,986

MONEY MARKET FUNDS - 1.03%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.10%(b)	1,397,322	1,397,322

Total Money Market Funds (Cost $1,397,322)		1,397,322

See accompanying notes which are an integral part of this schedule of investments.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2020 (Unaudited)

Fair Value

Total Investments — 100.92% (Cost $123,123,816)	$137,101,308

Liabilities in Excess of Other Assets — (0.92)%	(1,255,915)

NET ASSETS — 100.00%	$135,845,393

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

As of June 30, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$18,428,371
Gross unrealized depreciation	(28,832,280)
Net unrealized appreciation/(depreciation) on investments	$(10,403,909)
Tax cost of investments	$147,505,217

See accompanying notes which are an integral part of this schedule of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS — 98.38%	Shares	Fair Value

Communication Services — 1.54%
Omnicom Group, Inc.	10,709	$584,711

Consumer Discretionary — 10.37%
Aptiv plc	8,245	642,450
Carter's, Inc.(a)	6,143	495,739
Garmin Ltd.	6,833	666,218
Genuine Parts Company	7,556	657,070
Gildan Activewear, Inc.(a)	23,784	368,414
Polaris, Inc.	6,274	580,659
Ulta Beauty, Inc.(a)	2,628	534,588
		3,945,138
Consumer Staples — 6.51%
Conagra Brands, Inc.	20,663	726,718
Reynolds Consumer Products, Inc.	16,918	587,731
Sysco Corporation	11,038	603,337
Tyson Foods, Inc., Class A	9,362	559,005
		2,476,791
Energy — 2.09%
Pioneer Natural Resources Company	8,147	795,962

Financials — 15.97%
Ameriprise Financial, Inc.	5,190	778,708
Assurant, Inc.	5,486	566,649
Commerce Bancshares, Inc.	9,559	568,474
Globe Life, Inc.	8,771	651,071
Raymond James Financial, Inc.	8,377	576,589
Regions Financial Corporation	55,878	621,363
Synchrony Financial	21,451	475,354
UMB Financial Corporation	13,107	675,666
W.R. Berkley Corporation	10,216	585,275
Willis Towers Watson plc	2,891	569,382
		6,068,531
Health Care — 9.77%
AmerisourceBergen Corporation	6,110	615,705
Encompass Health Corporation	10,184	630,695
PerkinElmer, Inc.	5,847	573,532
Quest Diagnostics, Inc.	6,143	700,056
Universal Health Services, Inc., Class B	5,059	469,931
Zimmer Biomet Holdings, Inc.	6,077	725,351
		3,715,270
Industrials — 16.82%
Allison Transmission Holdings, Inc.	15,637	575,129
Dover Corporation	5,749	555,123
Hubbell, Inc.	5,223	654,755
ITT, Inc.	11,859	696,598
Kansas City Southern	4,271	637,618
Masco Corporation	14,684	737,284
MSC Industrial Direct Company, Inc., Class A	8,705	633,811

See accompanying notes which are an integral part of this schedule of investments.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2020 (Unaudited)

COMMON STOCKS — 98.38% - continued	Shares	Fair Value
Industrials — 16.82% - continued
Pentair plc	16,786	$637,700
Republic Services, Inc.	7,950	652,298
Stanley Black & Decker, Inc.	4,402	613,551
		6,393,867
Information Technology — 10.71%
Arrow Electronics, Inc.(a)	10,216	701,738
Broadridge Financial Solutions, Inc.	4,829	609,371
KLA Corporation	5,190	1,009,351
Littelfuse, Inc.	3,416	582,872
Science Applications International Corporation	7,654	594,563
Western Digital Corporation(a)	13,009	574,347
		4,072,242
Materials — 8.16%
Avery Dennison Corporation	5,190	592,127
Eagle Materials, Inc.	7,950	558,249
FMC Corporation	6,767	674,129
International Flavors & Fragrances, Inc.	6,077	744,189
Steel Dynamics, Inc.	20,498	534,793
		3,103,487
Real Estate — 7.52%
Essex Property Trust, Inc.	3,351	767,949
Healthcare Trust of America, Inc., Class A	27,397	726,568
Highwoods Properties, Inc.	19,447	725,957
STAG Industrial, Inc.	21,845	640,495
		2,860,969
Utilities — 8.92%
Ameren Corporation	11,136	783,528
Atmos Energy Corporation	5,913	588,817
CMS Energy Corporation	13,009	759,986
National Fuel Gas Company	12,713	533,056
Pinnacle West Capital Corporation	9,921	727,110
		3,392,497
Total Common Stocks (Cost $33,846,277)		37,409,465

MONEY MARKET FUNDS - 1.61%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.10%(b)	613,306	613,306

Total Money Market Funds (Cost $613,306)		613,306

Total Investments — 99.99% (Cost $34,459,583)		38,022,771

Other Assets in Excess of Liabilities — 0.01%		4,655

NET ASSETS — 100.00%		$38,027,426

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of June 30, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$4,627,264
Gross unrealized depreciation	(1,110,210)
Net unrealized appreciation/(depreciation) on investments	$3,517,054
Tax cost of investments	$34,505,717

See accompanying notes which are an integral part of this schedule of investments.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2020

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2020

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Dean Investment Associates, LLC (“Adviser”) and/or Dean Capital Management, LLC (“Sub-Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2020 in valuing the Funds’ investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks(a)	$135,703,986	$-	$-	$135,703,986
Money Market Funds	1,397,322	-	-	1,397,322
Total	$137,101,308	$-	$-	$137,101,308

Mid Cap Fund
Assets
Common Stocks(a)	$37,409,465	$-	$-	$37,409,465
Money Market Funds	613,306	-	-	613,306
Total	$38,022,771	$-	$-	$38,022,771

(a)	Refer to the schedule of investments for sector classifications

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.